Note 5 - Long-Term Debt (Details) - Summary of Future Annual Loan Repayments for Long Term Debt (USD $)	Jun. 30, 2014
Summary of Future Annual Loan Repayments for Long Term Debt [Abstract]
2015	$ 14,617,000
2016	16,056,000
2017	14,225,000
2018	4,840,000
2019	9,700,000
Total	$ 59,438,000